COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY	12 Months Ended
Apr. 30, 2015
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY [Abstract]
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY

NOTE 17 • COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY

Distribution Reinvestment and Share Purchase Plan.  During fiscal years 2015 and 2014, IRET issued 8.1 million and 6.6 million common shares, respectively, pursuant to its distribution reinvestment and share purchase plan, at a total value at issuance of $64.9 million and $55.8 million, respectively. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2015 consisted of 2.1 million shares valued at issuance at $16.2 million that were issued for reinvested distributions, and approximately 6.0 million shares valued at $48.7 million at issuance that were issued in exchange for voluntary cash contributions under the plan. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2014 consisted of 1.8 million shares valued at issuance at $14.6 million that were issued for reinvested distributions, and approximately 4.8 million shares valued at $41.2 million at issuance that were issued in exchange for voluntary cash contributions under the plan. IRET’s distribution reinvestment plan is available to common shareholders of IRET and all limited partners of IRET Properties. Under the distribution reinvestment plan, shareholders or limited partners may elect to invest their cash distributions in common shares of the Company, currently at a discount of 3% from the market price, and to purchase additional shares through voluntary cash contributions at market price.

Exchange of Units for Common Shares.  During fiscal years 2015 and 2014, respectively, 7.2 million and approximately 903,000 Units were exchanged for common shares pursuant to the Agreement of Limited Partnership of the Operating Partnership, with a total value of $41.3 million and $4.4 million included in equity.

Issuance of Preferred Shares.  On August 7, 2012, the Company completed the public offering of 4.6 million Series B Cumulative Redeemable Preferred Shares of Beneficial Interest (“Series B preferred shares”) at a price of $25.00 per share for net proceeds of approximately $111.2 million after underwriting discounts and estimated offering expenses.  These shares are nonvoting and redeemable for cash at $25.00 per share at the Company’s option on or after August 7, 2017. Holders of these shares are entitled to cumulative distributions, payable quarterly (as and if declared by the Board of Trustees). Distributions accrue at an annual rate of $1.9875 per share, which is equal to 7.95% of the $25.00 per share liquidation preference ($115 million liquidation preference in the aggregate).The Company contributed the net proceeds from the sale to the Operating Partnership for general business purposes, including the acquisition and development of income-producing real estate properties and debt repayment, in exchange for 4.6 million Series B preferred units, which carry terms that are substantially the same as the Series B preferred shares. The Series B preferred shares were registered under a shelf registration statement declared effective on July 12, 2012. This shelf registration statement was terminated in June 2013 upon the filing of the Company’s currently-effective shelf registration statement on Form S-3ASR, which shelf registration statement expires June 27, 2016.

In addition to the 4.6 million Series B preferred shares outstanding, the Company also has outstanding approximately 1.2 million shares of 8.25% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, issued during the Company’s fiscal year 2004 for total proceeds of $27.3 million, net of selling costs. Holders of the Company’s Series A preferred shares are entitled to receive dividends at an annual rate of 8.25% of the liquidation preference of $25 per share, or $2.0625 per share per annum. These dividends are cumulative and payable quarterly in arrears. The shares are not convertible into or exchangeable for any other property or any other securities of the Company at the election of the holders. However, the Company, at its option, may redeem the shares at a redemption price of $25.00 per share, plus any accrued and unpaid dividends through the date of redemption. The shares have no maturity date and will remain outstanding indefinitely unless redeemed by the Company.

During the second quarter of fiscal year 2014, the Company and its Operating Partnership entered into an ATM sales agreement with Robert W. Baird & Co. Incorporated as sales agent, pursuant to which the Company may from time to time sell the Company’s common shares of beneficial interest having an aggregate offering price of up to $75 million. The shares would be issued pursuant to the Company’s currently-effective shelf registration statement on Form S-3ASR. The Company issued no common shares under this program during fiscal years 2015 and 2014.